Distribution Date:	03/17/26	JPMBB Commercial Mortgage Securities Trust 2015-C30
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2015-C30

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	9		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	10-14				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22-23	Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644UAW8	1.738400%	55,133,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644UAX6	3.087000%	87,279,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46644UAY4	3.322200%	24,337,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46644UAZ1	3.550800%	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46644UBA5	3.821800%	424,851,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46644UBB3	3.559100%	90,419,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46644UBE7	4.068164%	96,531,000.00	89,405,213.20	10,991,697.93	303,095.89	0.00	0.00	11,294,793.82	78,413,515.27	76.42%	22.75%
B	46644UBF4	4.068164%	88,209,000.00	88,209,000.00	0.00	299,040.57	0.00	0.00	299,040.57	88,209,000.00	49.89%	16.12%
C	46644UBG2	4.068164%	58,251,000.00	58,251,000.00	0.00	197,478.85	0.00	0.00	197,478.85	58,251,000.00	32.37%	11.75%
D	46644UBJ6	3.568164%	56,587,000.00	56,587,000.00	0.00	79,723.66	0.00	0.00	79,723.66	56,587,000.00	15.35%	7.50%
E*	46644UAL2	3.818164%	33,286,000.00	33,286,000.00	0.00	0.00	0.00	0.00	0.00	33,286,000.00	5.34%	5.00%
F	46644UAN8	3.818164%	18,308,000.00	18,308,000.00	0.00	0.00	0.00	541,749.04	0.00	17,766,250.96	0.00%	3.62%
NR	46644UAQ1	3.818164%	48,265,099.00	4,710,270.92	0.00	0.00	0.00	4,710,270.92	0.00	0.00	0.00%	0.00%
Z	46644UAS7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46644UAU2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,331,456,101.00	348,756,484.12	10,991,697.93	879,338.97	0.00	5,252,019.96	11,871,036.90	332,512,766.23

X-A	46644UBC1	0.000000%	1,028,550,000.00	89,405,213.20	0.00	0.00	0.00	0.00	0.00	78,413,515.27
X-B	46644UBD9	0.000000%	88,209,000.00	88,209,000.00	0.00	0.00	0.00	0.00	0.00	88,209,000.00
X-C	46644UAA6	0.000000%	58,251,000.00	58,251,000.00	0.00	0.00	0.00	0.00	0.00	58,251,000.00
X-D	46644UAC2	0.500000%	56,587,000.00	56,587,000.00	0.00	23,577.92	0.00	0.00	23,577.92	56,587,000.00
X-E	46644UAE8	0.250000%	33,286,000.00	33,286,000.00	0.00	6,934.58	0.00	0.00	6,934.58	33,286,000.00
X-F	46644UAG3	0.250000%	18,308,000.00	18,308,000.00	0.00	3,814.17	0.00	0.00	3,814.17	17,766,250.96

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-NR	46644UAJ7	0.250000%	48,265,099.00	4,710,270.92	0.00	981.31	0.00	0.00	981.31	0.00
Notional SubTotal			1,331,456,099.00	348,756,484.12	0.00	35,307.98	0.00	0.00	35,307.98	332,512,766.23

Deal Distribution Total					10,991,697.93	914,646.95	0.00	5,252,019.96	11,906,344.88

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to the

	Exchangeable Certificate Detail page.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644UAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644UAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46644UAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46644UAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46644UBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46644UBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46644UBE7	926.18136350	113.86702645	3.13988139	0.00000000	0.00000000	0.00000000	0.00000000	117.00690783	812.31433705
B	46644UBF4	1,000.00000000	0.00000000	3.39013672	0.00000000	0.00000000	0.00000000	0.00000000	3.39013672	1,000.00000000
C	46644UBG2	1,000.00000000	0.00000000	3.39013665	0.00000000	0.00000000	0.00000000	0.00000000	3.39013665	1,000.00000000
D	46644UBJ6	1,000.00000000	0.00000000	1.40886882	1.56460123	14.47446322	0.00000000	0.00000000	1.40886882	1,000.00000000
E	46644UAL2	1,000.00000000	0.00000000	0.00000000	3.18180346	20.44166557	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46644UAN8	1,000.00000000	0.00000000	0.00000000	3.18180358	31.50225038	0.00000000	29.59083679	0.00000000	970.40916321
NR	46644UAQ1	97.59165562	0.00000000	0.00000000	0.31051754	40.95956853	0.00000000	97.59165562	0.00000000	0.00000000
Z	46644UAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46644UAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644UBC1	86.92354596	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	76.23695034
X-B	46644UBD9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	46644UAA6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644UAC2	1,000.00000000	0.00000000	0.41666673	0.00000000	0.00000000	0.00000000	0.00000000	0.41666673	1,000.00000000
X-E	46644UAE8	1,000.00000000	0.00000000	0.20833323	0.00000000	0.00000000	0.00000000	0.00000000	0.20833323	1,000.00000000
X-F	46644UAG3	1,000.00000000	0.00000000	0.20833352	0.00000000	0.00000000	0.00000000	0.00000000	0.20833352	970.40916321
X-NR	46644UAJ7	97.59165562	0.00000000	0.02033167	0.00000000	0.00000000	0.00000000	0.00000000	0.02033167	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	02/01/26 - 02/28/26	30	0.00	23,577.92	0.00	23,577.92	0.00	0.00	0.00	23,577.92	0.00
X-E	02/01/26 - 02/28/26	30	0.00	6,934.58	0.00	6,934.58	0.00	0.00	0.00	6,934.58	0.00
X-F	02/01/26 - 02/28/26	30	0.00	3,814.17	0.00	3,814.17	0.00	0.00	0.00	3,814.17	0.00
X-NR	02/01/26 - 02/28/26	30	0.00	981.31	0.00	981.31	0.00	0.00	0.00	981.31	0.00
A-S	02/01/26 - 02/28/26	30	0.00	303,095.89	0.00	303,095.89	0.00	0.00	0.00	303,095.89	0.00
B	02/01/26 - 02/28/26	30	0.00	299,040.57	0.00	299,040.57	0.00	0.00	0.00	299,040.57	0.00
C	02/01/26 - 02/28/26	30	0.00	197,478.85	0.00	197,478.85	0.00	0.00	0.00	197,478.85	0.00
D	02/01/26 - 02/28/26	30	730,530.36	168,259.75	0.00	168,259.75	88,536.09	0.00	0.00	79,723.66	819,066.45
E	02/01/26 - 02/28/26	30	574,511.77	105,909.51	0.00	105,909.51	105,909.51	0.00	0.00	0.00	680,421.28
F	02/01/26 - 02/28/26	30	518,490.74	58,252.46	0.00	58,252.46	58,252.46	0.00	0.00	0.00	576,743.20
NR	02/01/26 - 02/28/26	30	1,961,930.47	14,987.16	0.00	14,987.16	14,987.16	0.00	0.00	0.00	1,976,917.63
Totals			3,785,463.34	1,182,332.17	0.00	1,182,332.17	267,685.22	0.00	0.00	914,646.95	4,053,148.56

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644UBE7	4.068164%	96,531,000.00	89,405,213.20	10,991,697.93	303,095.89	0.00	0.00	11,294,793.82	78,413,515.27
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644UBF4	4.068164%	88,209,000.00	88,209,000.00	0.00	299,040.57	0.00	0.00	299,040.57	88,209,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644UBG2	4.068164%	58,251,000.00	58,251,000.00	0.00	197,478.85	0.00	0.00	197,478.85	58,251,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			242,991,000.03	235,865,213.20	10,991,697.93	799,615.31	0.00	0.00	11,791,313.24	224,873,515.27

Exchangeable Certificate Details
EC	46644UBH0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Up to the full certificate balance of the Class A-S, Class B and Class C certificates may be exchanged for Class EC certificates, and Class EC certificates may be exchanged for up to the full certificate balance of the Class A-S, Class B and Class C certificates.

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	11,906,344.88
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,120,360.60	Master Servicing Fee	1,096.63
Interest Reductions due to Nonrecoverability Determination	(221,166.41)	Certificate Administrator Fee	712.27
Interest Adjustments	(13,309.33)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	135.63
ARD Interest	0.00	Senior Trust Advisor Fee	488.26
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	64,873.97
Total Interest Collected	950,758.83	Total Fees	2,642.78

Principal		Expenses/Reimbursements
Scheduled Principal	354,543.56	Reimbursement for Interest on Advances	(1,436.58)
Unscheduled Principal Collections		ASER Amount	53,448.79
Principal Prepayments	15,889,174.33	Special Servicing Fees (Monthly)	(18,357.11)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	5,252,019.96
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(186.00)
Total Principal Collected	16,243,717.89	Total Expenses/Reimbursements	5,285,489.06

		Interest Reserve Deposit	0.00
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	914,646.95
Excess Liquidation Proceeds Collected	0.00	Principal Distribution	10,991,697.93
Excess Liquidation Proceeds Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	11,906,344.88
Total Funds Collected	17,194,476.72	Total Funds Distributed	17,194,476.72

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	348,756,484.12	348,756,484.12	Beginning Certificate Balance	348,756,484.12
(-) Scheduled Principal Collections	354,543.56	354,543.56	(-) Principal Distributions	10,991,697.93
(-) Unscheduled Principal Collections	15,889,174.33	15,889,174.33	(-) Realized Losses	5,252,019.96
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	5,252,019.96
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	332,512,766.23	332,512,766.23	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	347,417,766.15	347,417,766.15	Ending Certificate Balance	332,512,766.23
Ending Actual Collateral Balance	335,153,059.71	335,153,059.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	5,252,019.96	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,252,019.96	0.00	Net WAC Rate	4.07%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	1	4,000,000.00	1.20%	(8)	4.2780	1.830000	1.35 or less	2	96,994,517.13	29.17%	(8)	4.3815	0.042095
10,000,000 to 19,999,999		1	10,795,960.04	3.25%	(44)	3.9560	1.614100	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		3	117,023,795.38	35.19%	(8)	4.3450	2.086128	1.56 to 1.65	2	83,518,249.10	25.12%	(13)	4.1644	1.648407
	50,000,000 or greater	3	200,693,010.81	60.36%	(8)	3.9907	2.234490	1.66 to 1.80	1	29,000,000.00	8.72%	(8)	4.2780	1.737200
	Totals	8	332,512,766.23	100.00%	(9)	4.1177	2.157267	1.81 to 2.00	1	4,000,000.00	1.20%	(8)	4.2780	1.830000
								2.01 or greater	2	119,000,000.00	35.79%	(9)	3.8254	4.351807
								Totals	8	332,512,766.23	100.00%	(9)	4.1177	2.157267
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	41,854,043.46	12.59%	(8)	4.3174	(0.142100)
							Office	8	256,512,766.23	77.14%	(10)	4.2801	1.457414
Hawaii	1	72,000,000.00	21.65%	(9)	3.5300	4.668800
							Retail	1	72,000,000.00	21.65%	(9)	3.5300	4.668800
Indiana	1	41,023,795.38	12.34%	(8)	4.4690	0.293400
							Totals	9	332,512,766.23	100.00%	(9)	4.1177	2.157267
Louisiana	1	72,722,289.06	21.87%	(8)	4.1953	1.653500
New York	2	76,000,000.00	22.86%	(8)	4.2780	3.053818
South Carolina	1	14,116,678.29	4.25%	(8)	4.3174	(0.142100)
Washington	1	10,795,960.04	3.25%	(44)	3.9560	1.614100
Totals	9	332,512,766.23	100.00%	(9)	4.1177	2.157267

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.20000% or less	3	155,518,249.10	46.77%	(11)	3.8707	3.046753	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	4	135,970,721.75	40.89%	(8)	4.2942	1.702254	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	41,023,795.38	12.34%	(8)	4.4690	0.293400	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	8	332,512,766.23	100.00%	(9)	4.1177	2.157267
	Totals	8	332,512,766.23	100.00%	(9)	4.1177	2.157267	Totals	8	332,512,766.23	100.00%	(9)	4.1177	2.157267
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	332,512,766.23	100.00%	(9)	4.1177	2.157267	Interest Only	5	162,795,960.04	48.96%	(11)	3.9258	3.642532
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	3	169,716,806.19	51.04%	(8)	4.3017	0.732569
	Totals	8	332,512,766.23	100.00%	(9)	4.1177	2.157267	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	8	332,512,766.23	100.00%	(9)	4.1177	2.157267
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	4,000,000.00	1.20%	(8)	4.2780	1.830000			No outstanding loans in this group
	12 months or less	6	256,512,766.23	77.14%	(10)	4.2801	1.457414
	13 months to 24 months	1	72,000,000.00	21.65%	(9)	3.5300	4.668800
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	332,512,766.23	100.00%	(9)	4.1177	2.157267
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304190001	OF	New Orleans	LA	Actual/360	4.195%	237,952.49	201,916.11	0.00	N/A	07/01/25	--	72,924,205.17	72,722,289.06	03/01/26
2	304190002	RT	Aiea	HI	Actual/360	3.530%	197,680.00	0.00	0.00	N/A	06/01/25	--	72,000,000.00	72,000,000.00	03/01/26
3	304190003	OF	Various	Various	Actual/360	4.317%	0.00	0.00	0.00	N/A	07/01/25	--	55,970,721.75	55,970,721.75	05/01/24
6	304190006	OF	Indianapolis	IN	Actual/360	4.469%	142,992.07	114,478.89	0.00	N/A	07/01/25	--	41,138,274.27	41,023,795.38	12/01/25
8	304190008	OF	New York	NY	Actual/360	4.278%	156,384.67	0.00	0.00	N/A	07/01/25	--	47,000,000.00	47,000,000.00	03/01/26
13	304190013	OF	New York	NY	Actual/360	4.278%	96,492.67	0.00	0.00	N/A	07/01/25	07/01/27	29,000,000.00	29,000,000.00	03/01/26
13A	304191013				Actual/360	4.278%	0.00	0.00	0.00	N/A	07/01/25	07/01/27	4,000,000.00	4,000,000.00	03/01/26
24	883100415	RT	Fresno	CA	Actual/360	4.390%	54,382.96	15,927,322.89	0.00	N/A	07/06/25	--	15,927,322.89	0.00	03/06/26
26	304190026	OF	Seattle	WA	Actual/360	3.956%	0.00	0.00	0.00	07/01/22	01/31/26	--	10,795,960.04	10,795,960.04	08/01/25
Totals							885,884.86	16,243,717.89	0.00				348,756,484.12	332,512,766.23
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,983,658.15	12,280,620.00	10/01/24	09/30/25	01/12/26	12,601,657.88	0.00	0.00	0.00	0.00	0.00
2	23,612,845.00	0.00	--	--	12/11/25	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	687,812.00	01/01/25	06/30/25	11/12/25	6,937,321.08	330,957.81	0.00	0.00	0.00	5,252,019.96
6	2,819,940.88	600,726.28	01/01/25	03/31/25	01/12/26	15,395,438.69	297,182.66	203,753.40	771,862.13	0.00	0.00
8	6,688,304.71	7,773,674.00	10/01/24	09/30/25	12/11/25	0.00	0.00	0.00	0.00	0.00	0.00
13	2,643,691.12	729,758.37	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,536,793.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,646,227.43	1,444,129.00	10/01/24	09/30/25	09/11/25	5,656,166.66	75,733.24	(70.53)	222,308.17	0.00	0.00
Totals	52,931,460.29	23,516,719.65				40,590,584.31	703,873.71	203,682.87	994,170.30	0.00	5,252,019.96

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
24	883100415	15,889,174.33	Disposition	0.00	0.00
Totals		15,889,174.33		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	55,970,721.75	0	0.00	0	0.00	1	15,889,174.33	4.117688%	3.856988%	(9)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	1	55,970,721.75	0	0.00	1	2,858,052.05	0	0.00	4.130285%	3.869585%	(8)
01/16/26	0	0.00	0	0.00	1	10,795,960.04	0	0.00	1	55,970,721.75	0	0.00	0	0.00	0	0.00	4.133177%	3.872477%	(7)
12/17/25	0	0.00	0	0.00	1	10,795,960.04	0	0.00	1	55,970,721.75	0	0.00	0	0.00	0	0.00	4.133314%	3.872614%	(6)
11/18/25	0	0.00	0	0.00	1	10,834,797.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.133440%	3.872740%	(5)
10/20/25	0	0.00	0	0.00	1	10,872,317.15	0	0.00	0	0.00	1	33,000,000.00	0	0.00	0	0.00	4.133557%	3.872857%	(4)
09/17/25	0	0.00	0	0.00	1	10,910,904.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.133681%	3.872981%	(3)
08/15/25	0	0.00	1	10,948,164.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.156381%	3.909924%	(2)
07/17/25	1	10,985,299.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.209061%	4.035144%	(1)
06/17/25	0	0.00	0	0.00	1	56,391,496.64	0	0.00	0	0.00	0	0.00	0	0.00	6	65,959,888.64	4.193053%	4.112551%	0
05/16/25	0	0.00	0	0.00	1	56,528,462.90	0	0.00	0	0.00	0	0.00	1	90,414.02	1	7,418,367.98	4.225876%	4.191358%	1
04/17/25	0	0.00	0	0.00	1	56,671,693.17	0	0.00	0	0.00	0	0.00	1	119,436.52	1	7,098,936.85	4.227263%	4.193152%	2
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	304190003	05/01/24	21	5	0.00	0.00	0.00	58,179,668.55	02/16/22	7			12/09/25
6	304190006	12/01/25	2	5	203,753.40	771,862.13	38,382.96	41,302,937.12	06/30/25	13
26	304190026	08/01/25	6	5	(70.53)	222,308.17	28,698.05	10,948,164.98	06/18/25	13
Totals					203,682.87	994,170.30	67,081.01	110,430,770.65
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		299,512,766	191,722,289	51,819,755		55,970,722
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		33,000,000	33,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	332,512,766	224,722,289	0	41,023,795	10,795,960	55,970,722
Feb-26	348,756,484	224,924,205	15,927,323	0	51,934,234	55,970,722
Jan-26	351,910,344	194,059,514	0	47,000,000	54,880,108	55,970,722
Dec-25	352,205,061	225,275,145	0	0	70,959,195	55,970,722
Nov-25	352,553,480	225,458,197	0	0	127,095,283	0
Oct-25	352,883,488	145,632,061	0	0	207,251,427	0
Sep-25	353,229,507	120,813,870	0	0	232,415,637	0
Aug-25	375,063,907	93,368,337	0	10,948,165	270,747,405	0
Jul-25	428,879,314	97,852,009	10,985,299	0	320,042,005	0
Jun-25	642,038,324	511,864,470	0	0	130,173,854	0
May-25	795,290,237	738,761,774	0	0	56,528,463	0
Apr-25	811,062,793	754,391,100	0	0	56,671,693	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304190001	72,722,289.06	72,722,289.06	89,900,000.00	08/22/25	12,229,117.00	1.65350	09/30/25	07/01/25	231
2	304190002	72,000,000.00	72,000,000.00	176,500,000.00	08/21/25	21,849,586.00	4.66880	12/31/24	06/01/25	I/O
3	304190003	55,970,721.75	58,179,668.55	118,600,000.00	09/15/25	(1,861,172.00)	(0.14210)	06/30/25	07/01/25	231
6	304190006	41,023,795.38	41,302,937.12	30,400,000.00	11/03/25	226,632.03	0.29340	03/31/25	07/01/25	231
8	304190008	47,000,000.00	47,000,000.00	92,000,000.00	08/04/25	7,773,674.00	3.86620	09/30/25	07/01/25	I/O
13	304190013	29,000,000.00	29,000,000.00	42,000,000.00	08/04/25	613,148.12	1.73720	03/31/25	07/01/25	I/O
13A	304191013	4,000,000.00	4,000,000.00		--		1.83000	--	07/01/25	I/O
24	883100415	0.00	-	25,400,000.00	05/09/15	1,406,273.00	1.26640	12/31/24	07/06/25	231
26	304190026	10,795,960.04	10,948,164.98	5,700,000.00	07/23/25	1,444,129.00	1.61410	09/30/25	01/31/26	I/O
Totals		332,512,766.23	335,153,059.71	580,500,000.00		43,681,387.15

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304190001	OF	LA	07/15/25	13

The loan transferred to the Special Servicer on 7/15/25 after the loan was not paid off on the 7/1/25 maturity. The loan is secured by an office property in New Orleans, LA. The property generated $13.1M of NOI and was 78% occupied as of

	6/30/25. C ash management is in place. Lender has engaged counsel and will dual track foreclosure with workout discussions. Borrower has not provided a workout proposal for Lender to consider.

2	304190002	RT	HI	05/22/25	13

Loan transferred to Special Servicing effective 5/6/2025 due to imminent maturity default. Loan is backed by a 903,692 sf retail center located at 98-1005 Moanalua Road in Aiea, HI. Special Servicer finalized a consented receivership motion with th e Borrower and submitted it to the courts on 11/20/2025. Judge approved the receivership motion and appointed CBRE as receiver on 12/2/2025. CBRE began the transition into the property as Receiver/PM/Leasing on 12/12/2025.

3	304190003	OF	Various	02/16/22	7

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. Receivers were appointed in April 2024. Special Servicer foreclosed on all three properties in Dec-25. Cushman & Wakefield

	was retain ed to handle managing & leasing for the properties in Birmingham, AL and Colliers for the property in Columbia, SC. Special Servicer is still evaluating leasing and disposition strategies.

6	304190006	OF	IN	06/30/25	13

The Loan was transferred on 7/1/2025 for Maturity Default as Borrower failed to pay off the Loan at the Maturity Date of 7/1/25. Collateral is a 903K SF suburban office park consisting of 31 office and flex buildings located in Indianapolis, IN. C astleton Park comprises a mix of Class A, Class B, warehouse, and flex office space. Sponsor acquired the Property in 2015 for $66MM utilizing a $51.5MM loan with a 10-yr term, and equity of $18.3MM. Based on the 6/2025 Property financials, occupancy was 48% and NOI/DSCR was $2.63MM/0.85x. Building 4 was sold to a third party and proceeds were applied to the debt. Lender continues to discuss workout alternatives with Borrower while dual tracking legal remedies.

8	304190008	OF	NY	07/08/25	1

The Loan transferred to Special Servicing on 7/10/2025 for maturity default. The Loan is secured by a 14-story, 242,569 square foot office tower located in Harlem section of New York, NY, which was built in 1974. The Property is located on the no rth side of West 125th Street in the heart of the 125th Street retail and commercial corridor. As of 12-31-25, the Property was 85% occupied and had T-12 NOI/DSCR: $5.46MM/2.70x. A Notice of Default was sent to the Borrower on 07-18-

2025 and legal cou nsel is in the process of being retained. The Borrower was unable to refinance the loan, so now negotiating a forbearance agreement with the Borrower, which would include a paydown of the loan and extension of the

	maturity date The Loan is under cash management and all excess cash is being trapped.

13	304190013	OF	NY	05/16/25	1

The Loan transferred to Special Servicing on 5/16/2025 for Imminent Default due to pending maturity. The Property is currently 82% occupied with an annualized YTD 03/2025 NOI/DSCR of $3.24MM/2.2x The Loan is secured by a six-story,

Class B commerci al building situated on a 0.69-acre lot in Harlem, NY. The Property consists of 181,879 SF, which includes 161,483 SF (88.8%) of office and 20,396 SF (11.2%) of retail space. The Lender and the Borrower have finalized A&B

	modification of the loan, loan i s performing under the modification agreement.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13A	304191013	Various	Various	05/16/25	0

The Loan transferred to Special Servicing on 5/16/2025 for Imminent Default due to pending maturity. The Property is currently 82% occupied with an annualized YTD 03/2025 NOI/DSCR of $3.24MM/2.2x The Loan is secured by a six-story,

Class B commerci al building situated on a 0.69-acre lot in Harlem, NY. The Property consists of 181,879 SF, which includes 161,483 SF (88.8%) of office and 20,396 SF (11.2%) of retail space. The Lender and the Borrower have finalized A&B modification of the loan, loan i s performing under the modification agreement.

24	883100415	RT	CA	09/23/24	11
Loan paid off on 3/9/26.

26	304190026	OF	WA	06/18/25	13

The loan transferred to Special Servicer due to Imminent Default due to cash flow issues. The loan is secured by a six-story office building totaling 79K SF that was built in 1904, and located in Seattle, Washington. The subject contains ground floo r retail and below grade space. The property is leased to a single tenant (Galvanize) with a lease expiration of Feb 2026; however, tenant vacated the property, and ultimately halted rent payment in May 2025. Borrower is working a lease termination agreem ent with the tenant and then will work to sell the property to a potential user. Lender will continue workout discussions while dual tracking foreclosure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	304190013	0.00	4.27800%	0.00	4.27800%	8	10/03/25	10/01/25	--
13	304190013	0.00	4.27800%	0.00	4.27800%	8	10/01/25	10/01/25	11/06/25
23	304060012	17,968,351.41	4.52700%	17,968,351.41	4.52700%	10	06/05/20	06/01/20	08/11/20
28	304190028	12,856,623.90	4.69000%	12,856,623.90	4.69000%	10	08/28/20	08/01/20	10/13/20
33	695100516	11,142,914.05	4.46900%	11,142,914.05	4.46900%	10	09/11/20	07/06/20	10/13/20
51	883100420	4,833,891.26	4.70000%	4,833,891.26	4.70000%	10	07/06/20	07/06/20	11/12/20
63	695100501	3,544,368.52	4.61700%	3,544,368.52	4.61700%	10	08/04/20	06/06/20	09/11/20
Totals		50,346,149.14		50,346,149.14
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	304060002	03/17/25	40,000,000.00	25,900,000.00	8,606,763.10	2,016,494.17	8,606,763.10	6,590,268.93	33,409,731.07	0.00	0.00	33,409,731.07	83.52%
14	304190014	01/17/25	16,090,794.51	9,500,000.00	10,991,555.97	1,500,811.10	10,991,555.97	9,490,744.87	6,600,049.64	0.00	(4,354.51)	6,604,404.15	20.17%
23	304060012	02/17/22	17,388,211.76	64,000,000.00	14,950,637.60	1,163,112.89	14,950,637.60	13,787,524.71	3,600,687.05	0.00	60,158.76	3,540,528.29	18.57%
24	883100415	03/17/26	15,927,322.89	25,400,000.00	17,517,602.40	1,590,279.51	17,517,602.40	15,927,322.89	0.00	0.00	0.00	0.00	0.00%
51	883100420	10/18/21	4,699,459.88	9,600,000.00	5,679,478.11	654,628.31	5,679,478.11	5,024,849.80	0.00	0.00	(165.00)	165.00	0.00%
Current Period Totals			15,927,322.89	25,400,000.00	17,517,602.40	1,590,279.51	17,517,602.40	15,927,322.89	0.00	0.00	0.00	0.00
Cumulative Totals			94,105,789.04	134,400,000.00	57,746,037.18	6,925,325.98	57,746,037.18	50,820,711.20	43,610,467.76	0.00	55,639.25	43,554,828.51

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/22	0.00	1,192.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	304060002	03/17/25	0.00	0.00	33,409,731.07	0.00	0.00	33,409,731.07	0.00	0.00	33,409,731.07
14	304190014	10/20/25	0.00	0.00	6,604,404.15	0.00	0.00	4,354.51	0.00	0.00	6,604,404.15
		01/17/25	0.00	0.00	6,600,049.64	0.00	0.00	6,600,049.64	0.00	0.00
23	304060012	12/15/23	0.00	0.00	3,540,528.29	0.00	0.00	(60,158.76)	0.00	0.00	3,540,528.29
		02/17/22	0.00	0.00	3,600,687.05	0.00	0.00	3,600,687.05	0.00	0.00
24	883100415	03/17/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	883100420	03/17/22	0.00	0.00	165.00	0.00	0.00	165.00	0.00	0.00	165.00
		10/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	1,192.37	43,554,828.51	0.00	0.00	43,554,828.51	0.00	0.00	43,554,828.51

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	14,179.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	187,948.44	0.00	0.00	0.00	0.00
6	0.00	0.00	7,999.11	0.00	0.00	53,448.79	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	9,138.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	6,416.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13A	13,309.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	(59,591.49)	0.00	0.00	0.00	0.00	0.00	(1,436.58)	0.00	(186.00)	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	33,217.97	0.00	0.00	0.00	0.00
Total	13,309.33	0.00	(18,357.11)	0.00	0.00	53,448.79	0.00	221,166.41	(1,436.58)	0.00	(186.00)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		267,944.84

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28